Organization and Basis of Presentation - Additional Information (Detail)					1 Months Ended
	May 25, 2010 Solar Engineering CNY	Apr. 15, 2011 SolarOne Nantong USD ($)	Apr. 15, 2011 Nantong Hanwha I&E CNY	Apr. 26, 2012 Solar Canada CAD	May 01, 2012 Solar Australia AUD	Dec. 31, 2012 Solar Australia AUD
Variable Interest Entity [Line Items]
Registered capital	50,000,000	$ 40,000,000	5,000,000	450,000		500,000
Business acquisition consideration price					16,732
Additional investment after acquisition						450,000
Registered and paid-in capital					50,000
Entity Date of Incorporation					2012-01
Equity interest ownership percentage					100.00%